Consolidated Statements of Changes in Equity ¥ in Thousands, $ in Thousands	Share capital USD ($) shares	Share capital CNY (¥) shares	Additional paid-in Capital USD ($)	Additional paid-in Capital CNY (¥)	Treasury stock USD ($) shares	Treasury stock CNY (¥) shares	Accumulated other comprehensive income USD ($)	Accumulated other comprehensive income CNY (¥)	Retained earnings USD ($)	Retained earnings CNY (¥)	Non-controlling interests USD ($)	Non-controlling interests CNY (¥)	USD ($) shares	CNY (¥) shares
Balance at Mar. 31, 2013		¥ 50		¥ 798,221		¥ (2,815)		¥ 18,256		¥ 423,420		¥ 4,331		¥ 1,241,463
Balance, shares at Mar. 31, 2013 | shares	73,140,147	73,140,147			(136,899)	(136,899)
Net income										131,903		623		132,526
Other comprehensive income								66,007						66,007
Balance at Mar. 31, 2014		¥ 50		798,221		¥ (2,815)		84,263		555,323		4,954		¥ 1,439,996
Balance, shares at Mar. 31, 2014 | shares	73,140,147	73,140,147			(136,899)	(136,899)							73,003,248	73,003,248
Net income										107,292		501		¥ 107,793
Other comprehensive income								(21,033)						(21,033)
Share-based compensation				16,457										16,457
Balance at Mar. 31, 2015		¥ 50		814,678		¥ (2,815)		63,230		662,615		5,455		¥ 1,543,213
Balance, shares at Mar. 31, 2015 | shares	73,140,147	73,140,147			(136,899)	(136,899)							73,003,248	73,003,248
Net income										90,970		363	$ 14,164	¥ 91,333
Other comprehensive income								21,549					3,342	21,549
Share-based compensation				58,976										58,976
Dividend paid to holder of non-controlling interests												(1,646)		(1,646)
Balance at Mar. 31, 2016	$ 8	¥ 50	$ 135,493	¥ 873,654	$ (437)	¥ (2,815)	$ 13,148	¥ 84,779	$ 116,871	¥ 753,585	$ 647	¥ 4,172	$ 265,730	¥ 1,713,425
Balance, shares at Mar. 31, 2016 | shares	73,140,147	73,140,147			(136,899)	(136,899)							73,003,248	73,003,248